Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023 [1]	Mar. 31, 2023 [2]	Jun. 30, 2023 [3]	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss) - basic						$ (535)	$ (4,887)
Less: Change in fair value and income impact of option liabilities						(5,521)
Net income (loss) - diluted						$ (6,056)	$ (4,887)
Weighted average common stock outstanding, basic						66,973,906	37,447,918
Add: Option liability conversion shares						919,975
Weighted average shares used in computing net loss per share - diluted						67,893,881	37,447,918
Net income (loss) per share, basic	$ 0.04	$ (1,053)	$ (835)	$ (1,889)	$ (0.01)	$ (0.01)	$ (0.13)
Net income (loss) per share, diluted	$ 0.01	$ (1,053)	$ (835)	$ (1,889)	$ (0.06)	$ (0.09)	$ (0.13)

[1]	Does not reflect the impact of the Merger on the Company’s capital structure
[2]	Does not reflect the impact of the Merger on the Company’s capital structure
[3]	Does not reflect the impact of the Merger on the Company’s capital structure